INCOME TAXES - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Temporary differences
Deferred tax assets	$ 629	$ 4,452
Deferred tax liabilities	557,391	604,667
Eligible capital expenditures
Temporary differences
Deferred tax assets	0	1,964
Investment properties
Temporary differences
Deferred tax liabilities	562,578	609,418
Other
Temporary differences
Deferred tax assets	629	2,488
Deferred tax liabilities	$ (5,187)	$ (4,751)